UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10551

Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 139.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 139.6% (100.0% of Total Investments)

	Consumer Discretionary – 0.3% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 126,644
150	5.125%, 1/01/37	1/15 at 100.00	Caa1	105,600
330	Total Consumer Discretionary			232,244
	Consumer Staples – 5.2% (3.7% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
425	4.500%, 6/01/23	6/17 at 100.00	BB	418,315
3,625	4.750%, 6/01/34	6/17 at 100.00	B2	2,716,173
535	5.000%, 6/01/41	6/17 at 100.00	B2	397,992
4,585	Total Consumer Staples			3,532,480
	Education and Civic Organizations – 13.6% (9.7% of Total Investments)
425	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University	12/23 at 100.00	A+	464,215
	School of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
210	New Jersey Economic Development Authority, Rutgers University General Obligation Lease	6/23 at 100.00	AA–	302,753
	Revenue Bonds, Tender Option Bond Trust 3359, 18.133%, 12/15/36 (IF) (4)
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	No Opt. Call	BBB	200,702
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
780	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	847,478
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	AA–	530,645
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	No Opt. Call	AAA	1,100,270
	2007E, 5.000%, 7/01/33
335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	459,298
	Option Bond Trust 3922, 13.578%, 7/01/19 (IF)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	370,488
	Option Bond Trust 4741, 13.782%, 7/01/44 (IF) (4)
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	297,272
	5.000%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
170	5.000%, 7/01/32	7/21 at 100.00	BBB+	179,600
115	5.000%, 7/01/37	7/21 at 100.00	BBB+	119,873
285	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	310,428
	2013D, 5.000%, 7/01/38
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,	No Opt. Call	AA	346,734
	Series 2012A, 5.000%, 7/01/19
150	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	158,906
	5.000%, 12/01/25
105	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	112,915
	5.000%, 12/01/30
175	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	197,607
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	1,148,004
	4.250%, 12/01/25 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 4736:
395	11.799%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	423,314
265	13.711%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	AA	266,781
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	292,648
	Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A+	620,350
	5.000%, 7/01/42
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	4/22 at 100.00	BBB–	172,092
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.125%, 4/01/32
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	10/22 at 100.00	A–	69,736
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico
	Project, Refunding Series 2012, 5.000%, 10/01/31
180	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339,	No Opt. Call	AA–	260,564
	18.053%, 5/01/21 (IF) (4)
8,260	Total Education and Civic Organizations			9,252,673
	Financials – 3.7% (2.6% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	No Opt. Call	N/R	600,054
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
1,450	5.750%, 10/01/21	No Opt. Call	Ba2	1,605,237
250	6.500%, 4/01/28	No Opt. Call	Ba2	293,733
2,300	Total Financials			2,499,024
	Health Care – 22.7% (16.3% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	1,084,840
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,	8/14 at 100.00	BBB	220,486
	Series 2004A, 5.750%, 2/15/34
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	430,648
	Series 2008A, 5.000%, 7/01/27
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	342,441
	Tender Option Bond Trust 3018, 18.591%, 7/01/38 – AGC Insured (IF) (4)
500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	537,655
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35
150	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	169,869
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
295	5.250%, 7/01/31	7/23 at 100.00	BBB	318,057
170	5.500%, 7/01/43	7/23 at 100.00	BBB	180,441
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	641,458
	Medical Center, Series 2007, 5.000%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,039,530
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	91,914
	Hospital, Series 2005A, 5.500%, 7/01/36
170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	173,616
	Center, Series 2006, 5.125%, 7/01/35
800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	No Opt. Call	A3	794,392
	Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/27
1,020	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/22 at 100.00	A	1,133,924
	Obligated Group, Refunding Series 2011, 5.000%, 7/01/26
150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	163,146
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
925	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	971,546
	2007, 5.000%, 7/01/38 – AGC Insured
755	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	840,104
	University Hospital, Series 2013A, 5.500%, 7/01/43
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	135,848
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	1,267,357
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	541,095
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	308,549
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,496,611
435	5.000%, 7/01/46	7/16 at 100.00	A2	441,729
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/14 at 100.00	A1	1,121,912
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
14,630	Total Health Care			15,447,168
	Housing/Multifamily – 2.8% (2.0% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	414,994
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	218,510
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
625	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA–	631,013
310	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA–	315,648
310	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA–	315,152
1,825	Total Housing/Multifamily			1,895,317
	Housing/Single Family – 1.8% (1.4% of Total Investments)
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa2	1,066,520
	Series 2011A, 4.650%, 10/01/29
185	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	186,789
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
1,185	Total Housing/Single Family			1,253,309
	Industrials – 1.0% (0.8% of Total Investments)
670	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	694,649
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 2.6% (1.8% of Total Investments)
705	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	710,837
	Evergreens Project, Series 2007, 5.625%, 1/01/38
55	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	55,221
	Series 2014, 5.250%, 1/01/44
430	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BBB–	446,912
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	1/15 at 100.00	BBB–	520,021
	Jersey Obligated Group, Series 1998, 5.125%, 7/01/25
1,710	Total Long-Term Care			1,732,991
	Tax Obligation/General – 6.0% (4.3% of Total Investments)
55	Carlstadt School District, Bergen County, New Jersey, General Obligation Bonds, Refunding	5/24 at 100.00	AA–	64,620
	Series 2014, 5.000%, 5/01/26 (WI/DD, Settling 8/15/14)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	758,275
	AMBAC Insured
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series	8/20 at 100.00	AA	215,023
	2010, 5.000%, 8/01/27
330	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003,	1/22 at 100.00	AA	295,439
	3.000%, 1/15/33
80	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	89,588
	Refunding Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
225	5.000%, 9/01/28	9/22 at 100.00	A+	249,161
250	3.625%, 9/01/34	9/22 at 100.00	A+	237,403
500	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	562,350
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	800,443
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
635	West Deptford, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 –	7/17 at 100.00	AA	698,017
	AGM Insured
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2010,	No Opt. Call	AA+	117,046
	5.000%, 7/15/19
3,805	Total Tax Obligation/General			4,087,365
	Tax Obligation/Limited – 37.2% (26.6% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	502,220
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
25	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds,	No Opt. Call	Aa2	29,842
	County Guaranteed, Refunding Series 2014, 5.000%, 8/15/23
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	BBB+	775,230
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	526,019
	2007, 5.250%, 12/15/22 – AMBAC Insured
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	641,110
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	621,324
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
670	5.250%, 1/01/36	1/22 at 100.00	A	715,949
265	5.125%, 1/01/42	1/22 at 100.00	A	279,694
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	531,965
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
700	5.000%, 6/15/19	No Opt. Call	BBB+	798,574
250	5.000%, 6/15/21	No Opt. Call	BBB+	286,310
1,200	5.000%, 6/15/25	6/22 at 100.00	BBB+	1,332,828
680	5.000%, 6/15/26	6/22 at 100.00	BBB+	749,523
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	1,090,540
415	5.000%, 6/15/29	No Opt. Call	BBB+	449,619
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	51,730
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	76,550
1,400	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A	1,601,796
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/22
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
160	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A	174,437
305	5.000%, 9/01/37	9/17 at 100.00	A	332,520
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A	210,752
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA–	319,246
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA–	567,740
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A	1,860,599
	Appreciation Series 2010A, 0.000%, 12/15/30
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A	943,312
	2006A, 5.500%, 12/15/22
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	1,001,025
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	848,780
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	1,577,840
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	1,879,849
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A	1,490,034
	5.000%, 12/15/24
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	998,625
695	3.500%, 5/01/35	5/22 at 100.00	Aa3	652,369
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BB	220,470
	2006A, 4.500%, 7/01/36 – CIFG Insured
425	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	788,175
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 17.994%,
	3/01/34 (IF) (4)
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	372,600
	Lien Series 2010B, 5.250%, 10/01/29
31,955	Total Tax Obligation/Limited			25,299,196
	Transportation – 20.7% (14.8% of Total Investments)
300	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA–	309,669
	5.250%, 6/01/20 – NPFG Insured
800	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	871,280
	5.000%, 1/01/42
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
165	5.000%, 1/01/34	1/24 at 100.00	A1	184,074
620	4.125%, 1/01/39	1/24 at 100.00	A1	627,471
685	5.000%, 1/01/44	1/24 at 100.00	A1	750,959
300	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A	315,591
	2012A, 4.000%, 7/01/27
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	744,450
	5.000%, 1/01/40
705	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	769,966
	5.000%, 1/01/40
660	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	711,394
	District Project, Series 2012, 5.000%, 1/01/27
440	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	474,659
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
635	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B	677,266
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
435	5.000%, 9/15/20 (WI/DD, Settling 8/06/14)	No Opt. Call	A	500,807
435	5.000%, 9/15/21 (WI/DD, Settling 8/06/14)	No Opt. Call	A	504,026
30	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	32,551
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,822,770
1,200	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,358,712
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.228%,	7/22 at 100.00	A+	664,450
	1/01/43 (IF) (4)
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	382,964
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
450	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	501,242
	Ninth Series 2013, 5.000%, 12/01/43
1,100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	1,093,499
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
50	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/14 at 100.00	AA–	50,301
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
650	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	No Opt. Call	A–	748,020
	Refunding Series 2012, 5.000%, 11/01/22
12,720	Total Transportation			14,096,121
	U.S. Guaranteed – 12.9% (9.2% of Total Investments) (5)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005,	1/15 at 100.00	AA– (5)	508,365
	5.000%, 1/01/27 (Pre-refunded 1/01/15) – NPFG Insured
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/15 at 100.00	A– (5)	157,685
	2005, 6.000%, 7/01/25 (Pre-refunded 7/01/15)
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA+ (5)	1,419,644
	(Pre-refunded 6/15/16)
95	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	104,231
	6/15/16 (ETM)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
275	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	312,524
565	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	642,094
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA– (5)	190,726
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
25	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (5)	28,579
	Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17 (ETM)
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	690,639
985	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	1,038,594
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A (5)	1,006,560
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured (ETM)
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	AA– (5)	806,088
	Grants, Series 2005A, 5.000%, 9/15/18 (Pre-refunded 9/15/15) – FGIC Insured
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	693,249
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	16,317
185	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	201,243
890	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	924,203
10	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	10,384
8,260	Total U.S. Guaranteed			8,751,125
	Utilities – 2.2% (1.6% of Total Investments)
695	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	6/22 at 100.00	Baa3	710,770
	Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	5/20 at 100.00	A1	550,220
	Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34
	(Alternative Minimum Tax)
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	11/20 at 100.00	A1	235,627
	Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29
	(Alternative Minimum Tax)
1,415	Total Utilities			1,496,617
	Water and Sewer – 6.9% (4.9% of Total Investments)
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
520	5.000%, 10/01/23	No Opt. Call	A	602,451
2,115	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,097,000
660	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	852,185
	Option Bond Trust 4729, 7.345%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	563,750
535	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	576,425
4,330	Total Water and Sewer			4,691,811
$ 97,980	Total Long-Term Investments (cost $90,604,995)			94,962,090
	MuniFund Term Preferred Shares, at Liquidation Value – (51.5)% (6)			(35,050,000)
	Other Assets Less Liabilities – 11.9%			8,118,653
	Net Assets Applicable to Common Shares – 100%			$ 68,030,743

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$94,962,090	$ —	$94,962,090

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $90,466,103.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$5,297,456
Depreciation	(801,469)
Net unrealized appreciation (depreciation) of investments	$4,495,987

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.9%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014